Cover	Oct. 06, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 is an amendment to Item 2.01 of the Current Report on Form 8-K of American Metals Recovery and Recycling Inc. (the “Company”) filed on September 7, 2022 (the “Original Form 8-K”). Following the initial filing of the Original Form 8-K, the Company discovered that an incorrect entity was named in connection with the Trademark Agreement (as defined below). The Company is amending the Original Form 8-K by correcting the name of the entity to 18920 NW 11th LLC, as set forth below.
Document Period End Date	Oct. 06, 2022
Entity File Number	000-56318
Entity Registrant Name	American Metals Recovery and Recycling Inc.
Entity Central Index Key	0001488638
Entity Tax Identification Number	27-2262066
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4301 West Bank Dr.
Entity Address, Address Line Two	Suite 110B
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	(866)
Local Phone Number	365-0620
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false